INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	$ 342,860	$ 336,803
Deferred Tax Liabilities, Net	1,800,705	1,690,923
Deferred tax expense (income)	(134,171)	51,663	$ 40,968
Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	126,405	133,221
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	1,800,705	1,690,923	1,627,230
Deferred tax (expense) income recognised in profit or loss	141,472	65,995
Deferred tax liabilities [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	(141,472)	(65,995)	11,196
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	342,860	336,803	214,207
Deferred tax (expense) income recognised in profit or loss	7,301	117,658
Deferred Tax Assets [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	4,696	73,137	(23,331)
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	126,405	133,221	88,945
Deferred tax (expense) income recognised in profit or loss	2,605	44,521	$ 53,103
Deductible Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets	216,455	203,582
Deductible Difference [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets – Tax loss carryforward	126,405	133,221
Taxable Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	$ 1,800,705	$ 1,690,923